Variable Interest Entities - Narrative (Details) - VIE, primary beneficiary - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Variable Interest Entity [Line Items]
Current assets	$ 842,893	$ 890,664
Non-current assets	1,652,641	1,924,277
Total assets	2,495,534	2,814,941
Total liabilities	$ 498,681	$ 389,853